CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 694.6	43,006.6	34,517.4
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	118.4	7,332.5	8,887.3
Depreciation and amortization	54.8	3,392.6	3,537.7
Amortization of intangible assets	3.4	210.5	834.2
Amortization of deferred acquisition costs	46.0	2,846.2	2,052.4
Amortization of premium (discount) on investments	(9.3)	(573.8)	(343.7)
Other than temporary impairment losses on available for sale securities	0	1.8	0
Provision for deferred income taxes	(7.1)	(441.2)	(3,013.4)
Share-based compensation expense	80.5	4,985.4	1,710.7
Net realized (gain) loss on sale of available for sale securities	(3.9)	(244.2)	(1,891.8)
(Gain) loss on disposal of property and equipment, net	(0.8)	(52.5)	(1.7)
Exchange (gain) loss	31.1	1,928.1	(6,283.3)
Net change in:
Investments held for trading	393.4	24,356.4	10,152.9
Accrued interest receivable	1.5	92.6	(3,474.7)
Other assets	1,051.3	65,099.7	(99,019.1)
Accrued interest payable	177.2	10,973.4	(28,638.5)
Accrued expense and other liabilities	(1,313.0)	(81,303.2)	88,860.1
Net cash provided by operating activities	1,318.1	81,610.9	7,886.5
Cash flows from investing activities:
Net change in term placements	(274.5)	(16,996.1)	13,007.1
Activity in available for sale securities:
Purchases	(9,206.5)	(570,066.7)	(290,694.0)
Proceeds from sales	1,429.0	88,484.8	44,103.2
Maturities, prepayments and calls	4,672.7	289,329.3	295,534.1
Net change in repurchase options and reverse repurchase options	549.2	34,006.5	53,500.0
Loans purchased	(325.4)	(20,148.7)	(11,338.0)
Repayments on loans purchased	299.4	18,537.4	19,533.1
Increase in loans originated, net of principal collections	(3,497.7)	(216,578.3)	(312,443.2)
Additions to property and equipment	(55.6)	(3,444.2)	(5,658.6)
Proceeds from sale or disposal of property and equipment	1.6	100.0	21.5
Net cash used in investing activities	(6,407.8)	(396,776.0)	(194,434.8)
Cash flows from financing activities:
Net increase in deposits	3,629.2	224,726.4	164,070.8
Net increase (decrease) in short-term borrowings	(780.7)	(48,340.2)	64,124.1
Purchase of subsidiary shares from noncontrolling interest	(11.6)	(715.7)	(2,265.8)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	0	0	140.4
Proceeds from issuance of long-term debt	660.0	40,865.1	28,683.2
Repayment of long-term debt	(545.4)	(33,772.8)	(34,697.5)
Proceeds from issuance of equity shares for options exercised	99.4	6,154.1	4,059.5
Payment of dividends and dividend tax	(311.7)	(19,300.7)	(15,382.3)
Net cash provided by financing activities	2,739.2	169,616.2	208,732.4
Effect of exchange rate changes on cash and cash equivalents	49.1	3,045.2	10,294.6
Net change in cash and cash equivalents	(2,301.4)	(142,503.7)	32,478.7
Cash and cash equivalents, beginning of year	5,988.9	370,835.2	218,740.2
Cash and cash equivalents, end of period	3,687.5	228,331.5	251,218.9
Supplementary cash flow information:
Interest paid	1,846.1	114,311.3	140,281.6
Income taxes paid	417.8	25,872.5	16,762.3
Non-cash investment activities
Payable for purchase of property and equipment	$ 8.7	539.8	1,035.7